Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 31,204,863	$ 34,273,518
Trade accounts receivable, net	1,370,886	1,563,761
Other receivables	2,324,131	6,693,985
Inventories	2,606,535	1,788,256
Due from related companies	208,704
Restricted cash	870,111	976,714
Trading securities	27,473	263,223
Derivatives		574,336
Prepaid expenses	264,884	271,033
Total current assets	38,877,587	46,404,826
Fixed assets
Vessels, net	237,063,878	255,412,434
Long-term assets
Restricted cash	5,050,000	4,800,000
Deferred charges, net	697,951	599,374
Investment in joint venture	14,458,752	14,461,167
Total long-term assets	257,270,581	275,272,975
Total assets	296,148,168	321,677,801
Current liabilities
Long-term debt, current portion	13,332,000	13,472,000
Trade accounts payable	1,886,766	3,950,934
Accrued expenses	1,659,594	2,212,401
Accrued dividends	47,525	32,175
Due to related companies		1,594,773
Deferred revenues	2,268,038	2,114,335
Derivatives	1,907,088	1,837,924
Total current liabilities	21,101,011	25,214,542
Long-term liabilities
Long-term debt, net of current portion	61,581,000	74,913,000
Derivatives	1,544,409	1,537,056
Fair value of below market time charters acquired		1,318,211
Total long-term liabilities	63,125,409	77,768,267
Total liabilities	84,226,420	102,982,809
Commitments and contingencies
Shareholders' equity
Common stock (par value $0.03, 200,000,000 shares authorized, 31,002,211 and 31,167,211 issued and outstanding)	935,017	930,067
Preferred shares (par value $0.01, 20,000,000 shares authorized, no shares issued and outstanding)
Additional paid-in capital	236,843,470	236,279,931
Accumulated deficit	(25,856,739)	(18,515,006)
Total shareholders' equity	211,921,748	218,694,992
Total liabilities and shareholders' equity	$ 296,148,168	$ 321,677,801